Supplement to the
Fidelity® Variable Insurance Products Service Class 2 Asset ManagerSM Portfolio April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset ManagerSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAM2-01-01 January 16, 2001
1.751551.100

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
Asset Manager: GrowthSM Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset Manager: GrowthSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAMG2-01-01 January 16, 2001
1.751554.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Asset Manager: GrowthSM Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset Manager: GrowthSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAMGI-01-01 January 16, 2001
1.751552.100

Supplement to the
Fidelity® Variable Insurance Products Service Class
Asset Manager: GrowthSM Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset Manager: GrowthSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAMGS-01-01 January 16, 2001
1.751553.100

Supplement to the
Fidelity® Variable Insurance Products Intial Class Asset ManagerSM Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset ManagerSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAMI-01-01 January 16, 2001
1.751549.100

Supplement to the
Fidelity® Variable Insurance Products Service Class Asset ManagerSM Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Asset ManagerSM  Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VAMS-01-01 January 16, 2001
1.751550.100

Supplement to the
Fidelity® Variable Insurance Products Service Class 2 Contrafund® Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Contrafund® Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VC2-01-01 January 16, 2001
1.751557.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Contrafund® Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Contrafund® Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VCI-01-01 January 16, 2001
1.751555.100

Supplement to the
Fidelity® Variable Insurance Products Service Class Contrafund® Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Contrafund® Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VCS-01-01 January 16, 2001
1.751556.100

Supplement to the
Fidelity® Variable Insurance Products Service Class II
Index 500 Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

On July 10, 2000, the SEC granted BT a permanent order permitting BT and its affiliates to continue to provide investment advisory services to registered investment companies. Accordingly, the eighth and ninth paragraphs of the "Fund Management" section on page 7 are deleted.

VI52-01-01 January 16, 2001
1.744631.101

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Index 500 Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

On July 10, 2000, the SEC granted BT a permanent order permitting BT and its affiliates to continue to provide investment advisory services to registered investment companies. Accordingly, the eighth and ninth paragraphs of the "Fund Management" section on page 7 are deleted.

VI5I-01-01 January 16, 2001
1.483803.106

Supplement to the
Fidelity® Variable Insurance Products Service Class
Index 500 Portfolio
June 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

On July 10, 2000, the SEC granted BT a permanent order permitting BT and its affiliates to continue to provide investment advisory services to registered investment companies. Accordingly, the eighth and ninth paragraphs of the "Fund Management" section on page 8 are deleted.

VI5S-01-01 January 16, 2001
1.744630.101

Supplement to the
Fidelity® Variable Insurance Products Service Class 2 Investment Grade Bond Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Investment Grade Bond Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VIG2-01-01 January 16, 2001
1.751560.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class Investment Grade Bond Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Investment Grade Bond Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VIGI-01-01 January 16, 2001
1.751558.100

Supplement to the
Fidelity® Variable Insurance Products Service Class Investment Grade Bond Portfolio
June 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of Investment Grade Bond Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VIGS-01-01 January 16, 2001
1.751559.100